UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04254
Legg Mason Partners Income Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: October 31
Date of reporting period: April 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT APRIL 30, 2007	Legg Mason Partners Short Duration Municipal Income Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners Short Duration Municipal Income Fund

   Semi-Annual Report • April 30, 2007
What’s
Inside

Fund Objective

The Fund seeks to generate high current income exempt from regular federal income tax* while preserving capital.
* Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains if any, are fully taxable. Please consult your personal tax advisor.

Letter from the Chairman	I
Fund at a Glance	1
Fund Expenses	2
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	14
Additional Shareholder Information	23

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy showed signs of weakening during the six-month reporting period. U.S. gross domestic product (“GDP”)[i] expanded 2.5% in the fourth quarter of 2006. Based on the preliminary estimate from the U.S. Commerce Department, GDP growth was a tepid 0.6% in the first quarter of 2007. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006 — its 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”
During the reporting period, short- and long-term Treasury yields experienced periods of volatility. Initially, yields fluctuated given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Yields then fell sharply at the end of February 2007, as economic data weakened and the stock market experienced its largest one-day decline in more than five years. Overall, during the six months ended April 30, 2007, two-year Treasury yields fell from 4.71% to 4.60%. Over the same period, 10-year Treasury yields moved from 4.61% to 4.63%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 2.64%.
Legg Mason Partners Short Duration Municipal Income Fund      I

Looking at the municipal market, it lagged its taxable bond counterparts over the six months ended April 30, 2007. Over that period, the Lehman Brothers Municipal Bond Index[v] and the Lehman Brothers U.S. Aggregate Index, returned 1.59% and 2.64%, respectively.

Performance Review

For the six months ended April 30, 2007, Class A shares of Legg Mason Partners Short Duration Municipal Income Fund, excluding sales charges, returned 1.21%. These shares outperformed the Lipper Short-Intermediate Municipal Debt Funds Category Average[1], which increased 1.18% over the same time frame. The Fund’s unmanaged benchmarks, the Lehman Brothers Three-Year Municipal Bond Indexvi and Lehman Brothers Five-Year Municipal Bond Indexvii, returned 1.51% and 1.30%, respectively, for the same period.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of April 30, 2007 (excluding sales charges) (unaudited)

Six Months

Short Duration Municipal Income Fund — Class A Shares	1.21%

Lehman Brothers Three-Year Municipal Bond Index	1.51%

Lehman Brothers Five-Year Municipal Bond Index	1.30%

Lipper Short-Intermediate Municipal Debt Funds Category Average	1.18%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Excluding sales charges, Class C shares returned 1.04% and Class I shares returned 1.29% over the six months ended April 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

The 30-Day SEC Yield for the period ending April 30, 2007 Class A, C and I shares was 3.34%, 3.07% and 3.57%, respectively. Absent current reimbursements and/or fee waivers, the 30-Day SEC yield for Class A, C and I shares would have been 3.18%, 2.87% and 3.40%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses

As of April 16, 2007, the date of the Fund’s most current prospectus, the total gross annual operating expenses for Class A, C and I Shares were 0.86%, 1.41% and 0.67% respectively.
1 Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 45 funds in the Fund’s Lipper category, and excluding sales charges.
II     Legg Mason Partners Short Duration Municipal Income Fund

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/ Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•	Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed- income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.
•	New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.
•	Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Effective May 17, 2007, the Fund is managed by a team of portfolio managers, sector specialists and other investment professionals, led by S. Kenneth Leech, Stephen A. Walsh, Robert E. Amodeo, David T. Fare and Joseph P. Deane. Each team is responsible for overseeing the day to day operations of the Fund.
Legg Mason Partners Short Duration Municipal Income Fund      III

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

June 4, 2007
IV     Legg Mason Partners Short Duration Municipal Income Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

vi	The Lehman Brothers Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

vii	The Lehman Brothers Five-Year Municipal Bond Index is a market-value-weighted index representative of the medium term (4 to 6 years) tax-exempt bond market.
Legg Mason Partners Short Duration Municipal Income Fund      V

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Fund at a Glance (unaudited)

Investment Breakdown
Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report      1

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on November 1, 2006 and held for the six months ended April 30, 2007.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio(3)	the Period(4)

Class A(5)	1.21%	$1,000.00	$1,012.10	0.75%	$3.74

Class C	1.04	1,000.00	1,010.40	1.10	5.48

Class I	1.29	1,000.00	1,012.90	0.60	2.99

(1)	For the six months ended April 30, 2007.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	On November 20, 2006, Class B shares were converted to Class A shares.
2     Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio(2)	the Period(3)

Class A(4)	5.00%	$1,000.00	$1,021.08	0.75%	$3.76

Class C	5.00	1,000.00	1,019.34	1.10	5.51

Class I	5.00	1,000.00	1,021,82	0.60	3.01

(1)	For the six months ended April 30, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	On November 20, 2006, Class B shares were converted to Class A shares.
Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report      3

Schedule of Investments (April 30, 2007) (unaudited)
LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 95.8%
Arizona — 8.6%
$3,105,000	AAA	University of Arizona, COP, Series A, AMBAC-Insured, 5.250% due 6/1/10	$3,236,341

California — 8.4%
3,000,000	AAA	Compton, CA, Community RDA, Refunding, Tax Allocation Redevelopment Project, Series A, AMBAC-Insured, 5.000% due 8/1/11	3,156,540

Colorado — 3.1%
1,065,000	A+	Denver, CO, City & County, Airport Revenue, Series A, 14.000% due 11/15/08 (a)	1,168,518

Illinois — 8.3%
3,000,000	AAA	Illinois State Sales Tax Revenue, 5.000% due 6/15/11	3,142,860

Michigan — 6.3%
2,260,000	AAA	Michigan State Trunk Line, FGIC-Insured, 5.000% due 11/1/11	2,381,588

New Jersey — 8.4%
3,000,000	AA-	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, 5.000% due 6/15/11 (b)	3,148,710

New York — 4.5%
1,650,000	AAA	New York State Dormitory Authority Revenue, Fashion Institute of Technology Student Housing Corp., FGIC-Insured, 5.000% due 7/1/09	1,696,497

Puerto Rico — 8.2%
3,000,000	BBB	Puerto Rico Commonwealth, GO, Public Improvement, Series C, 6.000% due 7/1/08 (c)(d)	3,072,030

Tennessee — 4.1%
1,500,000	AA-	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/08	1,529,325

Texas — 18.2%
3,735,000	AAA	Northside, TX, ISD, GO, Series B, PSF-Guaranteed, SPA-Dexia Credit Local, 3.700% due 8/1/10 (c)(d)	3,717,894
3,000,000	AA	Texas State, GO, Transport Commission - Mobility Fund, 5.000% due 4/1/11	3,137,370

		Total Texas	6,855,264

Virginia — 13.5%
5,000,000	BBB	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	5,063,250

See Notes to Financial Statements.
4     Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face
Amount	Rating‡	Security	Value

Wyoming — 4.2%
$1,500,000	AAA	Sweetwater, WY, County Improvement Project, Powers Board Lease Revenue, MBIA-Insured, 5.000% due 12/15/11	$1,566,780

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $36,159,912)	36,017,703

SHORT-TERM INVESTMENTS — 2.9%
Delaware — 1.3%
500,000	A-1+	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-Thuringen, 4.100%, 5/1/07 (e)	500,000

Michigan — 0.8%
300,000	A-1+	University of Michigan, Revenue, Refunding, Hospital, Series A-2, 4.100%, 5/1/07 (e)	300,000

New York — 0.5%
		New York City, NY:
100,000	A-1	GO, Series H, Subordinated Series H-2, MBIA-Insured, SPA-Wachovia Bank, 4.100%, 5/1/07 (e)	100,000
100,000	A-1+	TFA, New York City Recovery Project Revenue, Series 3, Subordinated Series 3-H, SPA-Royal Bank of Canada, 4.100%, 5/1/07 (e)	100,000

		Total New York	200,000

Texas — 0.3%
100,000	VMIG1(f)	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital, HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 4.020%, 5/1/07 (e)	100,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,100,000)	1,100,000

		TOTAL INVESTMENTS — 98.7% (Cost — $37,259,912#)	37,117,703
		Other Assets in Excess of Liabilities — 1.3%	500,967

		TOTAL NET ASSETS — 100.0%	$37,618,670

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(f)	Rating by Moody’s Investors Service.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 7 for definitions of ratings.
See Notes to Financial Statements.
Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report      5

Schedule of Investments (April 30, 2007) (unaudited) (continued)
  Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
MBIA	— Municipal Bond Investors Assurance Corporation
PCR	— Pollution Control Revenue
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement
TFA	— Transitional Finance Authority

Summary of Investments by Industry* (unaudited)

Education	25.5%
Utilities	17.8
General Obligation	16.9
Public Facilities	12.7
Transportation	9.6
Tax Allocation	8.5
Escrowed to Maturity	8.4
Hospitals	0.3
Finance	0.3

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of April 30, 2007 and subject to change.

See Notes to Financial Statements.
6     Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s.
Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report      7

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $37,259,912)	$37,117,703
Interest receivable	628,384
Receivable for Fund shares sold	5,000
Prepaid expenses	30,510

Total Assets	37,781,597

LIABILITIES:
Due to custodian	56,811
Distributions payable	22,559
Investment management fee payable	8,900
Distribution fees payable	8,767
Trustees’ fees payable	5,185
Accrued expenses	60,705

Total Liabilities	162,927

Total Net Assets	$37,618,670

NET ASSETS:
Par value (Note 6)	$77
Paid-in capital in excess of par value	41,711,931
Undistributed net investment income	19,521
Accumulated net realized loss on investments and futures contracts	(3,970,650)
Net unrealized depreciation on investments	(142,209)

Total Net Assets	$37,618,670

Shares Outstanding:
Class A	4,529,525

Class C	2,917,256

Class I(1)	235,685

Net Asset Value:
Class A (and redemption price)	$4.90

Class C(2)	$4.90

Class I(1) (and redemption price)	$4.90

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)(3)	$5.01

(1)	As of November 20, 2006, Class Y shares were renamed as Class I shares.

(2)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

(3)	Class A shares maximum initial sales charge increased from 2.00 % to 2.25% on November 20, 2006.
See Notes to Financial Statements.
8     Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended April 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$914,845

EXPENSES:
Investment management fee (Note 2)	103,378
Distribution fees (Notes 2 and 4)	59,979
Shareholder reports (Note 4)	38,211
Legal fees	25,716
Registration fees	22,196
Audit and tax	11,638
Trustees’ fees	3,930
Restructuring fees (Note 11)	2,209
Transfer agent fees (Note 4)	2,168
Insurance	936
Custody fees	690
Miscellaneous expenses	3,064

Total Expenses	274,115
Less: Fee waivers and/or expense reimbursements (Note 2)	(74,109)

Net Expenses	200,006

Net Investment Income	714,839

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Loss From:
Investment transactions	(676,143)
Futures contracts	(32,181)

Net Realized Loss	(708,324)

Change in Net Unrealized Appreciation/ Depreciation From:
Investments	454,252
Futures contracts	28,260

Change in Net Unrealized Appreciation/ Depreciation	482,512

Net Loss on Investments and Futures Contracts	(225,812)

Increase in Net Assets From Operations	$489,027

See Notes to Financial Statements.
Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report      9

Statements of Changes in Net Assets

For the six months ended April 30, 2007 (unaudited)
and the year ended October 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$714,839	$2,137,780
Net realized gain (loss)	(708,324)	289,931
Change in net unrealized appreciation/depreciation	482,512	59,225

Increase in Net Assets From Operations	489,027	2,486,936

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(717,047)	(2,139,398)

Decrease in Net Assets From Distributions to Shareholders	(717,047)	(2,139,398)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	3,317,435	7,732,147
Reinvestment of distributions	525,541	1,560,844
Cost of shares repurchased	(30,391,454)	(49,123,077)

Decrease in Net Assets From Fund Share Transactions	(26,548,478)	(39,830,086)

Decrease in Net Assets	(26,776,498)	(39,482,548)

NET ASSETS:
Beginning of period	64,395,168	103,877,716

End of period*	$37,618,670	$64,395,168

* Includes undistributed net investment income of:	$19,521	$21,729

See Notes to Financial Statements.
10     Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report

Financial Highlights
For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006	2005	2004	2003(3)

Net Asset Value, Beginning of Period	$4.92		$4.89	$4.94	$5.01	$5.00

Income (Loss) From Operations:
Net investment income	0.08		0.14	0.11	0.09	0.05
Net realized and unrealized gain (loss)	(0.02)		0.03	(0.05)	(0.07)	0.01

Total Income From Operations	0.06		0.17	0.06	0.02	0.06

Less Distributions From:
Net investment income	(0.08)		(0.14)	(0.11)	(0.09)	(0.05)

Total Distributions	(0.08)		(0.14)	(0.11)	(0.09)	(0.05)

Net Asset Value, End of Period	$4.90		$4.92	$4.89	$4.94	$5.01

Total Return(4)	1.21%		3.43%	1.24%	0.50%	1.10%

Net Assets, End of Period (000s)	$22,180		$46,783	$74,872	$135,952	$76,033

Ratios to Average Net Assets:
Gross expenses	0.99	%(5)(6)	0.87%	0.74%	0.78%	1.18	%(5)
Net expenses(7)	0.76	(5)(6)(8)	0.75 (8)	0.74	0.75 (8)	0.73	(5)(8)
Net investment income	3.21	(5)	2.74	2.21	1.90	1.54	(5)

Portfolio Turnover Rate	0%		35%	24%	27%	10%

(1)	Per share amounts have been calculated using the average shares method.

(2)	On November 20, 2006, Class B shares were converted to Class A shares.

(3)	For the period March 17, 2003 (inception date) to October 31, 2003.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.98% and 0.75%, respectively (Note 11).

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.75%.

(8)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report      11

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006	2005	2004	2003(3)

Net Asset Value, Beginning of Period	$4.92		$4.89	$4.94	$5.01	$5.00

Income (Loss) From Operations:
Net investment income	0.07		0.12	0.09	0.08	0.03
Net realized and unrealized gain (loss)	(0.02)		0.03	(0.05)	(0.07)	0.01

Total Income From Operations	0.05		0.15	0.04	0.01	0.04

Less Distributions From:
Net investment income	(0.07)		(0.12)	(0.09)	(0.08)	(0.03)

Total Distributions	(0.07)		(0.12)	(0.09)	(0.08)	(0.03)

Net Asset Value, End of Period	$4.90		$4.92	$4.89	$4.94	$5.01

Total Return(4)	1.04%		3.07%	0.87%	0.14%	0.88%

Net Assets, End of Period (000s)	$14,284		$15,421	$26,356	$47,838	$39,417

Ratios to Average Net Assets:
Gross expenses	1.49	%(5)(6)	1.41%	1.17%	1.13%	1.52	%(5)
Net expenses(7)(8)	1.11	(5)(6)	1.09	1.10	1.10	1.07	(5)
Net investment income	2.90	(5)	2.39	1.84	1.54	1.21	(5)

Portfolio Turnover Rate	0%		35%	24%	27%	10%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2007 (unaudited).

(3)	For the period March 18, 2003 (inception date) to October 31, 2003.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.48% and 1.10%, respectively (Note 11).

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.10%.

(8)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
12     Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report

Financial Highlights (continued)
For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class I Shares(1)(2)	2007(3)		2006	2005	2004(4)

Net Asset Value, Beginning of Period	$4.92		$4.89	$4.95	$5.02

Income (Loss) From Operations:
Net investment income	0.08		0.14	0.12	0.10
Net realized and unrealized gain (loss)	(0.02)		0.03	(0.06)	(0.07)

Total Income From Operations	0.06		0.17	0.06	0.03

Less Distributions From:
Net investment income	(0.08)		(0.14)	(0.12)	(0.10)

Total Distributions	(0.08)		(0.14)	(0.12)	(0.10)

Net Asset Value, End of Period	$4.90		$4.92	$4.89	$4.95

Total Return(5)	1.29%		3.58%	1.18%	0.56%

Net Assets, End of Period (000s)	$1,155		$1,056	$371	$273

Ratios to Average Net Assets:
Gross expenses	0.77	%(6)(7)	0.68%	0.65%	0.63	%(6)
Net expenses(8)(9)	0.61	(6)(7)	0.60	0.60	0.59	(6)
Net investment income	3.40	(6)	2.93	2.41	2.08	(6)

Portfolio Turnover Rate	0%		35%	24%	27%

(1)	As of November 20, 2006, Class Y shares were renamed as Class I shares.

(2)	Per share amounts have been calculated using the average shares method.

(3)	For the six months ended April 30, 2007 (unaudited).

(4)	For the period November 14, 2003 (inception date) to October 31, 2004.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.76% and 0.60%, respectively (Note 11).

(8)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.60%.

(9)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report      13

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Short Duration Municipal Income Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 13, 2007, the Fund was a separate diversified series investment fund of Legg Mason Partners Trust II, a Massachusetts business trust, registered under the 1940 Act.
   The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
   (b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
   The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
   (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional
14     Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
interest income accruals and consider the realizability of interest accrued up to the date of default.
   (d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
   (f) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
   (g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.
   (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).
   Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
   LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.
   During the six months ended April 30, 2007, the Fund’s Class A, C and I shares had voluntary expense limitations in place of 0.75%, 1.10% and 0.60%, respectively. For the
Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report      15

Notes to Financial Statements (unaudited) (continued)
six months ended April 30, 2007, LMPFA waived a portion of its fee amounting to $74,109.
   Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.
   There is a maximum initial sales charge of 2.25% for Class A shares. Effective November 20, 2006, the maximum initial sales charge on Class A shares increased from 2.00% to 2.25% for shares purchased on or after that date. Class A and Class C shares acquired in an exchange from another Legg Mason Partners Fund subject to a CDSC remain subject to the original fund’s CDSC while held in the Fund. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within six months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
   For the period ended April 30, 2007, LMIS and its affiliates did not receive sales charges on sales of the Fund’s Class A shares. In addition, for the period ended April 30, 2007, there were no CDSCs paid to LMIS and its affiliates.
   On July 10, 2006, a retirement plan applicable to the Fund was amended by the Board then overseeing the Fund (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. Each fund overseen by the Previous Board (including the Fund) paid it pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Fund’s allocable share of benefits under this amendment was $1,766. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	—

Sales	$23,275,010

16     Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$131,772
Gross unrealized depreciation	(273,981)

Net unrealized depreciation	$(142,209)

4.	Class Specific Expenses
The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.
   For the six months ended April 30, 2007, class specific expenses were as follows:

	Distribution	Transfer Agent	Shareholder Reports
	Fees	Fees	Expenses

Class A	$22,344	$996	$12,116
Class B*	295	11	95
Class C	37,340	1,161	26,000

Total	$59,979	$2,168	$38,211

*	On November 20, 2006, Class B shares were converted to Class A shares.

5.	Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	April 30, 2007	October 31, 2006

Net Investment Income:
Class A	$479,714	$1,602,643
Class B*	1,608	34,693
Class C	217,070	477,771
Class I†	18,655	24,291

Total	$717,047	$2,139,398

*	On November 20, 2006, Class B shares were converted to Class A shares.

†	As of November 20, 2006, Class Y shares were renamed as Class I shares.

6.	Shares of Beneficial Interest
At April 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.
   Transactions in shares of each class were as follows:
Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report      17

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended		Year Ended
	April 30, 2007		October 31, 2006

	Shares	Amount	Shares	Amount

Class A
Shares sold	274,773	$1,350,268	1,078,754	$5,265,689
Shares issued on reinvestment	76,993	377,580	244,137	1,193,663
Shares repurchased	(5,328,917)	(26,182,815)	(7,127,260)	(34,800,598)

Net Decrease	(4,977,151)	$(24,454,967)	(5,804,369)	$(28,341,246)

Class B*
Shares sold	—	—	11,545	$56,336
Shares issued on reinvestment	—	—	4,353	21,274
Shares repurchased	(230,701)	$(1,134,171)	(251,415)	(1,226,447)

Net Decrease	(230,701)	$(1,134,171)	(235,517)	$(1,148,837)

Class C
Shares sold	379,638	$1,863,367	344,631	$1,682,922
Shares issued on reinvestment	30,185	147,961	70,767	345,907
Shares repurchased	(626,643)	(3,074,468)	(2,670,661)	(13,047,028)

Net Decrease	(216,820)	$(1,063,140)	(2,255,263)	$(11,018,199)

Class I†
Shares sold	21,140	$103,800	148,810	$727,200
Shares repurchased	—	—	(9,960)	(49,004)

Net Increase	21,140	$103,800	138,850	$678,196

*	On November 20, 2006, Class B shares were converted to Class A shares.

†	As of November 20, 2006, Class Y shares were renamed as Class I shares.

7.	Capital Loss Carryforward
On October 31, 2006, the Fund had, for federal income tax purposes, a net capital loss carryforward of $3,290,586 of which $2,801,475 expires in 2012 and $489,111 expires in 2014. These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters
On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the then investment adviser or manager to certain of the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).
   The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that,
18     Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.
Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report      19

Notes to Financial Statements (unaudited) (continued)

9.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.
   * * *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice,
20     Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.
   On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Com-plaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.
   Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

11.	Special Shareholder Meeting and Reorganization
Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.
Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report      21

Notes to Financial Statements (unaudited) (continued)

12.	Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.
   * * *
   On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

13.	Recent Developments
On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the fund, and therefore of the fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of fund distributions and upon the market for municipal securities.
22     Legg Mason Partners Short Duration Municipal Income Fund 2007 Semi-Annual Report

Additional Shareholder Information (unaudited)
Results of a Special Meeting of Shareholders
On December 11, 2006, a Special Meeting of Shareholders was held to vote on various proposals recently approved by the Fund’s Trustees. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposal:
1. Election of Trustees

		Authority
Nominees	Votes For	Withheld	Abstentions

Elliott J. Berv	365,035,910.125	18,179,520.834	79,651.540
A. Benton Cocanougher	365,143,050.632	18,072,380.327	79,651.540
Jane F. Dasher	365,474,236.374	17,741,194.585	79,651.540
Mark T. Finn	365,356,889.167	17,858,541.792	79,651.540
Rainer Greeven	364,879,409.575	18,336,021.384	79,651.540
Stephen Randolph Gross	365,338,147.478	17,877,283.481	79,651.540
Richard E. Hanson Jr.	365,091,125.647	18,124,305.312	79,651.540
Diana R. Harrington	365,191,879.684	18,023,551.275	79,651.540
Susan M. Heilbron	365,177,838.276	18,037,592.683	79,651.540
Susan B. Kerley	365,537,761.655	17,677,669.304	79,651.540
Alan G. Merten	365,398,053.174	17,817,377.785	79,651.540
R. Richardson Pettit	365,473,830.002	17,741,600.957	79,651.540
R. Jay Gerken, CFA	364,994,406.244	18,221,024.715	79,651.540

On January 29, 2007, a Special Meeting of Shareholders was held to vote at a Fund level on various proposals recently approved by the Fund’s Trustees. The following tables provide the number of votes cast for, against, as well as the number of abstentions and broker non-votes as to the following proposals:
1. Agreement and Plan of Reorganization

		Votes		Broker
Items Voted On	Votes For	Against	Abstentions	Non-Votes

Reorganize as Corresponding Series of an Existing Trust	31,563,406.961	5,282,000.965	211,665.367	1,831,652.040

2. Revise Fundamental Investment Policies

		Votes		Broker
Items Voted On	Votes For	Against	Abstentions	Non-Votes

Borrowing Money	31,547,684.889	5,265,245.310	244,143.094	1,831,652.040
Underwriting	31,595,884.687	5,249,523.239	211,665.367	1,831,652.040
Lending	31,442,159.155	5,297,723.037	317,191.101	1,831,652.040
Issuing Senior Securities	31,438,098.310	5,301,783.882	317,191.101	1,831,652.040
Real Estate	31,442,159.155	5,387,526.700	227,387.438	1,831,652.040
Commodities	31,422,376.238	5,265,245.310	369,451.745	1,831,652.040
Concentration	31,422,376.238	5,297,723.037	336,974.018	1,831,652.040

Legg Mason Partners Short Duration Municipal Income Fund      23

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Legg Mason Partners
Short Duration
Municipal Income Fund

TRUSTEES
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen Randolph Gross
Richard E. Hanson Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISER
Western Asset Management Company

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC Inc. 4400 Computer Drive Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, New York 10154

This report is submitted for general information of the shareholders of Legg Mason Partners Short Duration Municipal Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

© 2007 Legg Mason
Investor Services, LLC
Member NASD, SIPC

FD02771 6/07 SR07-351

Legg Mason Partners
Short Duration
Municipal Income Fund

The Fund is a separate investment fund of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND
Legg Mason Partners Funds
125 Broad Street, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.
Not Applicable
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable
ITEM 4. Principal Accountant Fees and Services
Not Applicable
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
     (a) (1) Not applicable.
     Exhibit 99.CODE ETH
     (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
     Exhibit 99.CERT
     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
     Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: June 29, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: June 29, 2007

By:	/s/ Frances M. Guggino

(Franes M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust
Date: June 29, 2007